Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Composition of Income Tax Expenses

The following table presents the composition of income tax expenses (benefits) for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax (expense) benefits	—	(4,392,179)	(8,619)
Deferred income expenses	(211,267)	(8,461,370)	(331,041)
Total Income tax expenses	(211,267)	(12,853,549)	(339,660)

Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023	2024	2025
	%	%	%
PRC statutory rate	25.0	25.0	25.0
Effect of differing tax rates in different jurisdictions	(5.5)	(47.5)	(21.5)
Permanent difference	0.6	6.4	(5.8)
Favorable tax rate impact	0.0	0.5	(2.4)
Unrecognized loss	0.1	(0.0)	(0.0)
Change in valuation allowance	(20.2)	(47.0)	2.6
Income tax (expenses) benefits	(0.0)	(62.5)	(2.1)

Schedule of Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Bad debt provision	97,964,013	133,501,610
Net operating losses carried forward	57,180,296	87,029,952
Excess marketing and advertising expense	—	2,357,152
Valuation allowance	(154,653,771)	(222,729,217)
Deferred tax assets, net	490,538	159,497